Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2023
Registrant Name	dei_EntityRegistrantName	EQ ADVISORS TRUST
CIK	dei_EntityCentralIndexKey	0001027263
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 31, 2023
Document Effective Date	dei_DocumentEffectiveDate	Nov. 01, 2023
Prospectus Date	rr_ProspectusDate	Nov. 13, 2023
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A